UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Rock Crest Capital LLC

Address:  23 Old Kings Highway South
          Darien, Connecticut 06820
          Attention: Michael Avalos

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Avalos
Title:    Chief Financial Officer
Phone:    (203) 656-3496

Signature, Place and Date of Signing:


/s/ Michael Avalos              Darien, Connecticut         May 8, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total: $106,185
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                       ROCK CREST CAPITAL, LLC
                                                          DECEMBER 31, 2006
        COLUMN 1                  COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5       COL 6    COL 7           COLUMN 8

                                                             VALUE       SHRS OR SH/ PUT/   INVSMT   OTHER       VOTING AUTHORITY
     NAME OF ISSUER            TITLE OF CLASS     CUSIP     (X$1000)     PRN AMT PRN CALL   DSCRTN   MNGRS   SOLE       SHARED  NONE
ABB LTD                        Sponsored ADR    000375204    2,047       119,126 SH          Sole              119,126
Adobe Sys Inc                  Com              00724F101    1,772        42,488 SH          Sole               42,488
Adobe Sys Inc                  Com              00724F101      111        50,000 SH  Call    Sole               50,000
Akamai Technologies Inc        Com              00971T101    2,097        42,000 SH          Sole               42,000
Akamai Technologies Inc        Com              00971T101       41        25,000 SH  Call    Sole               25,000
America Movil SAB DE CV        Spon ADR L SHS   02364W105    1,785        37,344 SH          Sole               37,344
American Tower Corp            CL A             029912201    5,873       150,782 SH          Sole              150,782
Apple Inc                      Com              037833100    3,335        35,900 SH          Sole               35,900
Apple Inc                      Com              037833100      120        50,000 SH  Call    Sole               50,000
Archer Daniels Midland Co      Com              039483102    1,835        50,000 SH          Sole               50,000
Archer Daniels Midland Co      Com              039483102       65       100,000 SH  Call    Sole              100,000
Autodesk Inc                   Com              052769106      940        25,000 SH          Sole               25,000
Aventine Renewable Energy      Com              05356X403      911        50,000 SH          Sole               50,000
Aventine Renewable Energy      Com              05356X403       66        50,000 SH  Call    Sole               50,000
Broadcom Corp                  CL A             111320107      802        25,000 SH          Sole               25,000
Brocade Communications Sys I   Com              111621108    2,203       231,393 SH          Sole              231,393
Brocade Communications Sys I   Com              111621108       65       100,000 SH  Call    Sole              100,000
Ciena Corp                     Com New          171779309        5       100,000 SH  Call    Sole              100,000
Cogent Comm Group Inc          Com New          19239V302    2,009        85,000 SH          Sole               85,000
Cognizant Technology Solutio   CL A             192446102    2,648        30,000 SH          Sole               30,000
Comcast Corp New               CL A             20030N101    2,143        82,600 SH          Sole               82,600
CDC Corp                       SHS A            G2022L106    2,044       226,067 SH          Sole              226,067
CDC Corp                       SHS A            G2022L106       11       150,000 SH  Call    Sole              150,000
China Techfaith Wirls Comm T   Sponsored ADR    169424108    1,970       215,301 SH          Sole              215,301
Cisco Sys Inc                  Com              17275R102    7,023       275,089 SH          Sole              275,089
Corning Inc                    Com              219350105    7,245       318,600 SH          Sole              318,600
Corning Inc                    Com              219350105        5       200,000 SH  Put     Sole              200,000
Electronic Arts Inc            Com              285512109    4,784        95,000 SH          Sole               95,000
Equinix Inc                    Com New          29444U502    2,436        28,443 SH          Sole               28,443
Ericsson L M Tel Co            ADR B SEK 10     294821608    3,375        91,000 SH          Sole               91,000
Exelon Corp                    Com              30161N101    1,374        20,000 SH          Sole               20,000
F5 Networks Inc                Com              315616102    3,474        52,100 SH          Sole               52,100
F5 Networks Inc                Com              315616102       37        30,000 SH  Call    Sole               30,000
F5 Networks Inc                Com              315616102      120        75,000 SH  Put     Sole               75,000
First Solar Inc                Com              336433107    1,191        22,900 SH          Sole               22,900
Google Inc                     CL A             38259P508    6,368        13,900 SH          Sole               13,900
Google Inc                     CL A             38259P508       50        14,000 SH  Put     Sole               14,000
Hewlett Packard Co             Com              428236103       58       100,000 SH  Put     Sole              100,000
Intel Corp                     Com              458140100    2,391       125,000 SH          Sole              125,000
Juniper Networks Inc           Com              48203R104       38       100,000 SH  Put     Sole              100,000
KLA-Tencor Corp                Com              482480100       45        50,000 SH  Call    Sole               50,000
KLA-Tencor Corp                Com              482480100       99        50,000 SH  Call    Sole               50,000
Memc Electr Matls Inc          Com              552715104    4,641        76,602 SH          Sole               76,602
Memc Electr Matls Inc          Com              552715104        8        75,000 SH  Put     Sole               75,000
Microsoft Corp                 Com              594918104    2,192        78,633 SH          Sole               78,633
NII Hldgs Inc                  CL B New         62913F201    1,484        20,000 SH          Sole               20,000
Nasdaq 100 TR                  Unit Ser 1       631100104      441     1,050,000 SH  Put     Sole            1,050,000
Navisite Inc                   Com New          63935M208      662       110,000 SH          Sole              110,000
Nvidia Corp                    Com              67066G104       10       100,000 SH  Call    Sole              100,000
Palm Inc New                   Com              696643105       28       100,000 SH  Call    Sole              100,000
PMI Group Inc                  Com              69344M101       68        50,000 SH  Put     Sole               50,000
Qualcomm Inc                   Com              747525103    3,952        92,650 SH          Sole               92,650
Qualcomm Inc                   Com              747525103       67        50,300 SH  Call    Sole               50,300
Rambus Inc Del                 Com              750917106       71       150,000 SH  Call    Sole              150,000
Research In Motion LTD         Com              760975102    2,371        17,369 SH          Sole               17,369
Riverbed Technology Inc        Com              768573107      691        25,000 SH          Sole               25,000
Salesforce Com Inc             Com              79466L302      428        10,000 SH          Sole               10,000
Sandisk Corp                   Com              80004C101    2,628        60,000 SH          Sole               60,000
Sandisk Corp                   Com              80004C101      104        50,000 SH  Call    Sole               50,000
Sapient Corp                   Com              803062108    1,201       175,000 SH          Sole              175,000
Sapient Corp                   Com              803062108        8        66,200 SH  Call    Sole               66,200
Savvis Inc                     Com New          805423308    1,676        35,000 SH          Sole               35,000
Shanda Interactive Entmt Ltd   Sponsored ADR    81941Q203    1,611        60,000 SH          Sole               60,000
Shanda Interactive Entmt Ltd   Sponsored ADR    81941Q203       20        19,200 SH  Call    Sole               19,200
Sigma Designs Inc              Com              826565103      418        15,906 SH          Sole               15,906
Sigma Designs Inc              Com              826565103        6        25,000 SH  Put     Sole               25,000
STMicroelectronics N V         NY Registry      861012102       50        50,000 SH  Put     Sole               50,000
Suntech Pwr Hldgs Co Ltd       ADR              86800C104    1,336        38,600 SH          Sole               38,600
Tessera Technologies Inc       Com              88164L100    2,773        69,777 SH          Sole               69,777
Yahoo Inc                      Com              984332106    2,229        71,238 SH          Sole               71,238

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